Significant Accounting Policies and Basis of Presentation (Details) - USD ($)		3 Months Ended						9 Months Ended		12 Months Ended
	Oct. 20, 2022	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Significant Accounting Policies and Basis of Presentation (Details) [Line Items]
Income tax								$ 192,139
Accumulated deficit		$ (16,894,193)						(16,894,193)		$ (6,243,448)	$ (1,331,522)
Total stockholders’ deficit		2,712,376	$ (7,899,523)	$ (6,671,729)	$ (3,611,233)	$ (2,203,908)	$ (1,556,200)	2,712,376	$ (3,611,233)	$ (5,135,481)	(869,091)	$ 21,970
Loss per share (in Dollars per share)										$ 0.03
Net income (loss)		(7,884,002)	$ (1,227,794)	$ (1,538,949)	$ (1,407,325)	$ (647,708)	$ (922,746)	(10,650,745)	$ (2,977,779)	$ (4,911,926)	(1,331,062)
Federal deposit insurance corporation										250,000
Excess amounts										43,094	1,453,514
Advertising expenses										28,469	609
Allowance for doubtful accounts		$ 0						$ 0		$ 0
Class A Common Stock [Member]
Significant Accounting Policies and Basis of Presentation (Details) [Line Items]
Voting rights	1 vote							one (1) vote for each share		one (1) vote for each share
Restatement [Member]
Significant Accounting Policies and Basis of Presentation (Details) [Line Items]
Accumulated deficit											192,139
Total stockholders’ deficit											$ 192,139